Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Inventory
Inventory as of December 31, 2021 and 2020, consisted of the following:

($ in thousands)	2021	2020
Raw materials	$38,618	$23,203
Raw materials— non-cannabis	22,260	15,288
Work-in-process	26,561	7,530
Finished goods	49,204	21,162

Total Inventory	$136,643	$67,183